Share-Based Compensation		12 Months Ended
	Jul. 02, 2025	Sep. 30, 2024
Sonnet BioTherapeutics Holdings, Inc. [Member]
Share-Based Compensation

7. Share-Based Compensation

In April 2020, the Company adopted the 2020 Omnibus Equity Incentive Plan (the “Plan”). There were 120,302 shares available for issuance under the Plan as of June 30, 2025. The Plan increases the amount of shares issuable under the Plan by four percent of the outstanding shares of common stock at each January 1, each year. The Plan permits the granting of share-based awards, including stock options, restricted stock units and awards, stock appreciation rights and other types of awards as deemed appropriate, in each case, in accordance with the terms of the Plan. The terms of the awards are determined by the Company’s Board of Directors.

Restricted stock units and awards

On January 1, 2024, 9,175 restricted stock units (“RSUs”) and 7,977 restricted stock awards (“RSAs”) were granted, 100% of which vested on January 1, 2025. Any unvested RSUs or RSAs will be forfeited upon termination of services. The fair value of an RSU or RSA is equal to the fair market value of the Company’s common stock on the date of grant. RSU and RSA expense is amortized straight-line over the vesting period.

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying unaudited interim consolidated statements of operations as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2025	2024	2025	2024
Research and development	$—	$28,268	$28,268	$81,089
General and administrative	—	32,127	32,127	89,706
	$—	$60,395	$60,395	$170,795

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2024	9,175	$14.08
Vested	(9,175)	$14.08
Unvested balance at June 30, 2025	—	$—

During the nine months ended June 30, 2025, there were no RSUs granted or forfeited. As of June 30, 2025, there was no unrecognized compensation expense relating to unvested RSUs granted.

On July 9, 2025, the Company issued 120,000 RSUs, 100% of which vest on July 8, 2026.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Unaudited Interim Consolidated Financial Statements

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2024	7,977	$14.08
Vested	(7,977)	$14.08
Unvested balance at June 30, 2025	—	$—

During the nine months ended June 30, 2025, there were no RSAs granted or forfeited. As of June 30, 2025, there was no unrecognized compensation expense relating to unvested RSAs granted.

8. Share-Based Compensation

In April 2020, the Company adopted the 2020 Omnibus Equity Incentive Plan (the “Plan”). On January 1, 2024, the total number of shares authorized under the Plan increased to 17,157. There were 5 shares available for issuance under the Plan as of September 30, 2024. The Plan increases the amount of shares issuable under the Plan by four percent of the outstanding shares of common stock at each January 1, each year. The Plan permits the granting of share-based awards, including stock options, restricted stock units and awards, stock appreciation rights and other types of awards as deemed appropriate, in each case, in accordance with the terms of the Plan. The terms of the awards are determined by the Company’s Board of Directors.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements

Restricted stock units and awards

On January 1, 2024, 9,175 restricted stock units (“RSUs”) and 7,977 restricted stock awards (“RSAs”) were granted, 100% of which vest on January 1, 2025. Any unvested RSUs or RSAs will be forfeited upon termination of services. The fair value of an RSU or RSA is equal to the fair market value of the Company’s common stock on the date of grant. RSU and RSA expense is amortized straight-line over the vesting period.

In March of 2021, an additional 19 RSUs were granted, 50% of which vested on March 25, 2022 and the remaining 50% vested on March 25, 2023. In December of 2021, 259 RSUs were granted, 100% of which vested on January 1, 2023. In December of 2022, 976 RSUs were granted, 100% of which vested on January 1, 2024.

In January 2023, 688 of the RSUs granted in December 2022 were cancelled and subsequently reissued as restricted shares of the Company’s common stock (“Restricted Stock Awards” or “RSAs”). The RSAs have the same vesting conditions as the original RSUs issued in December 2022. The Company accounted for this as a stock compensation modification resulting in $38,837 of incremental expense which was recognized over the remaining vesting period.

Any unvested RSUs or RSAs will be forfeited upon termination of services. The fair value of an RSU or RSA is equal to the fair market value of the Company’s common stock on the date of grant. RSU and RSA expense is amortized straight-line over the vesting period.

The Company recorded share-based compensation expense associated with the RSUs and RSAs in its accompanying consolidated statements of operations as follows:

	Years ended September 30,
	2024	2023
Research and development	$109,356	$121,265
General and administrative	121,834	127,361
	$231,190	$248,626

The following table summarizes RSU activity under the Plan:

		Weighted
		Average Grant
	RSU	Date Fair Value
Unvested balance at October 1, 2022	266	$1,507.76
Granted	976	$171.77
Vested	(266)	$1,507.76
Forfeited	(688)	$170.72
Unvested balance at September 30, 2023	288	$174.26
Granted	9,175	$14.08
Vested	(288)	$174.26
Forfeited	—	$—
Unvested balance at September 30, 2024	9,175	$14.08

As of September 30, 2024, total unrecognized compensation expense relating to unvested RSUs granted was $32,314, which is expected to be recognized over a weighted-average period of three months.

The following table summarizes RSA activity under the Plan:

		Weighted
		Average Grant
	RSA	Date Fair Value
Unvested balance at October 1, 2022	—	$—
Granted	688	$226.16
Unvested balance at September 30, 2023	688	$226.16
Granted	7,977	$14.08
Vested	(688)	$226.16
Unvested balance at September 30, 2024	7,977	$14.08

As of September 30, 2024, total unrecognized compensation expense relating to unvested RSAs granted was $28,080, which is expected to be recognized over a weighted-average period of three months.

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements